Vessels and equipment, net (Details) - Vessels and equipment - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cost
Beginning balance	$ 0	$ 0
Additions	437,735
Ending balance	437,735	0
Depreciation and amortization
Beginning balance	0	0
Charge for the period	(9,118)
Ending balance	(9,118)	0
Total	$ 428,617	$ 0